Trade and Other Payables - Schedule of Trade and Other Payables (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Non-current
Provision	$ 150,000	$ 19,311	$ 150,000
Current
Trade payables – third parties	7,229,939	930,770	7,223,067
Other payables	3,162,303	407,109	29,500
Amount due to ultimate beneficial shareholder			18,679,181
Accruals	2,598,216	334,489	1,444,284
Total trade and other current payables	$ 12,990,458	$ 1,672,368	$ 27,376,032